Material Cybersecurity Incidents	May 13, 2025
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Timing [Text Block]	As disclosed in the Original Form 8-K, the Company recently experienced a cybersecurity incident affecting certain information technology systems used by the Company.
Material Cybersecurity Incident Nature [Text Block]	The Company’s investigation revealed that a threat actor illegally accessed the Company’s information technology systems. The cybersecurity incident resulted in a temporary limitation of access to portions of the Company’s information technology applications supporting some aspects of the Company’s operations at some of the Company’s facilities, and as noted in the Original Form
8-K,
in an abundance of caution, the Company temporarily and proactively halted certain production operations at various locations.
Material Cybersecurity Incident Scope [Text Block]	The Company’s investigation also determined that the threat actor exfiltrated limited data from the Company’s information technology systems. The Company is reviewing and evaluating the impacted data and will carry out any appropriate notifications to potentially affected parties and to regulatory agencies as required by applicable law.Upon detecting the unauthorized access, the Company immediately took steps to contain, assess, and remediate the cybersecurity incident, including activating its incident response plan, proactively taking potentially affected systems offline, restoring affected data from backup systems, and implementing other containment, remediation, and recovery measures. The Company also engaged leading external cybersecurity experts to assist with its investigation and recovery efforts and notified federal law enforcement authorities.Since the filing of the Original Form
8-K,
the affected production operations, and access to necessary affected information technology applications, have been restored, and the Company believes that the threat actor no longer has access to the Company’s information technology systems. As part of its remediation efforts, the Company worked with its outside cybersecurity experts to further reinforce its information technology systems and to prevent future unauthorized access.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	The cybersecurity incident has not had a material impact, and is not reasonably likely to have a material impact, on the Company’s business operations, and has not had a material impact, and is not reasonably likely to have a material impact, on the Company’s financial condition or results of operations.